3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES: Schedule of classification of financial instruments: Schedule of classification of financial instruments (Tables)	12 Months Ended
Jan. 31, 2019
Tables/Schedules
Schedule of classification of financial instruments

The Company had made the following classification of its financial instruments:

Financial Asset or Liability	Category (IAS 39) old	Category (IFRS 9) new
Cash and cash equivalents	FVTPL	FVTPL
Receivables	Loans and receivables	Loans and receivables
Reclamation deposits	Loans and receivables	Loans and receivables
Accounts payable and accrued liabilities	Other liabilities	Other liabilities
Amounts owing to related parties	Other liabilities	Other liabilities